UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2002

Check here if Amendment:           |X|; Amendment Number: 1

This Amendment (Check only one):   |X| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     SLS Management, LLC

Address:  140 West 57th Street, Suite 7B
          New York, New York 10019


13F File Number: 28-05389

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Steven Rohlfing
Title:  Controller
Phone:  (212) 537-3605


Signature, Place and Date of Signing:

/s/ Steven Rohlfing         New York, New York            May 20, 2002
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  54

Form 13F Information Table Value Total: $517,417
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                         SLS Management, LLC
                                                     FORM 13F Information Table
                                                              31-Mar-02
          COL 1                COL 2   COL 3      COL 4     COL 5      COL 5                COL 6                 COL 7      COL 8

                               Title               Market                                Investment              Other      Voting
                                of                  Value  SHRS OR     SH/ PUT/          Discretion             Managers  Authority
Name of Issuer                 Class   Cusip      (x$1000) PRN AMT     PRN CALL    (a)      (b)         (c)       (a)        (b)
                                                                                                        SHARED
                                                                                   SOLE     SHARED      OTHER    SOLE      SHARED
AT&T Corp                      common  0091957109  61,714   3,930,800  SH        3,214,869     715,931     NO  3,214,869    715,931
Providian Financial Corp.      common  74406A102   43,187   5,720,100  SH        4,666,086   1,054,014     NO  4,666,086  1,054,014
Loews Corp                     common  540424108   25,939     442,800  SH          362,424      80,376     NO    362,424     80,376
Bally Total Fitness Hldgs      common  05873K108   23,112   1,052,940  SH          859,624     193,316     NO    859,624    193,316
Fleming Companies Inc          common  339130106   22,411   1,000,500  SH          816,379     184,121     NO    816,379    184,121
White Mountains Ins. Grp.      common  G9618E107   18,626      53,926  SH           43,997       9,929     NO     43,997      9,929
GM Hughes Electronic Corp.     common  370442832   17,684   1,075,000  SH          876,911     198,089     NO    876,911    198,089
Prudendtial Financial Inc      common  744320102   16,953     546,000  SH          445,389     100,611     NO    445,389    100,611
Merrill Lynch & Co., Inc       common  590188108   16,614     300,000  SH          244,720      55,280     NO    244,720     55,280
Hewlett-Packard Co             common  428236103   16,191     902,500  SH          736,211     166,289     NO    736,211    166,289
Cablevision Systems Corp.      common  12686C109   15,419     453,500  SH          371,540      81,960     NO    371,540     81,960
Davita Inc                     common  23918K108   14,706     581,282  SH          477,769     103,513     NO    477,769    103,513
Wells Fargo & Company          common  949746101   12,350     250,000  SH          204,131      45,869     NO    204,131     45,869
Goldman Sachs Group            common  38141G104   11,733     130,000  SH          104,300      25,700     NO    104,300     25,700
UST, Inc.                      common  902911106   11,687     300,195  SH          254,134      46,061     NO    254,134     46,061
United Rentals Inc             common  911363109   10,992     400,000  SH          326,352      73,648     NO    326,352     73,648
Principal Financial Group Inc  common  74251V102   10,525     416,000  SH          340,232      75,768     NO    340,232     75,768
Packaging Corp of America      common  695156109    9,747     492,500  SH          401,764      90,736     NO    401,764     90,736
America Online                 common  00184A105    9,460     400,000  SH          326,352      73,648     NO    326,352     73,648
Kroger Company                 common  501044101    9,196     415,000  SH          341,174      73,826     NO    341,174     73,826
Louisians Pacific Corp.        common  546347105    9,188     855,500  SH          697,968     157,532     NO    697,968    157,532
AT & T Wireless Group          common  00209A106    8,950   1,000,000  SH          815,694     184,306     NO    815,694    184,306
Federated Department Stores    common  31410H101    8,611     210,800  SH          172,406      38,394     NO    172,406     38,394
Reebok International Ltd.      common  758110100    8,412     311,200  SH          255,299      55,901     NO    255,299     55,901
FleetBoston Financial Corp.    common  339030108    7,700     220,000  SH          179,494      40,506     NO    179,494     40,506
Chiquita Brands International  common  170032809    6,641     402,500  SH          328,391      74,109     NO    328,391     74,109
Encompass Services Corp.       common  29255U104    6,578   3,716,336  SH        2,860,509     855,827     NO  2,860,509    855,827
ValueVision International Inc. common  92047K107    6,379     307,400  SH          251,000      56,400     NO    251,000     56,400
Grey Global Group Inc.         common  39787M108    6,352       9,328  SH            7,610       1,718     NO      7,610      1,718
Humana, Inc.                   common  444859102    6,089     450,000  SH          367,146      82,854     NO    367,146     82,854
Ocean Energy, Inc.             common  67481E106    6,012     303,800  SH          248,061      55,739     NO    248,061     55,739
Compaq Computer Corp           common  170032809    5,225     500,000  SH          408,384      91,616     NO    408,384     91,616
Lehman Brothers Holdings       common  524908100    5,042      78,000  SH           60,772      17,228     NO     60,772     17,228
WR Grace and Co.               common  38388F108    3,990   1,813,656  SH        1,486,222     327,434     NO  1,486,222    327,434
Western Wireless Corp.         common  95988E204    3,417     391,000  SH          374,730      16,270     NO    374,730     16,270
Healthsouth Corp.              common  421924101    3,143     219,000  SH          178,678      40,322     NO    178,678     40,322
Dobson Communic'a'             common  256069105    3,100     984,067  SH          802,801     181,266     NO    802,801    181,266
Adelphia Communications Corp   common  006848105    3,010     202,000  SH          164,808      37,192     NO    164,808     37,192
Lawson Software                common  520780107    2,880     240,000  SH          195,780      44,220     NO    195,780     44,220
Nextwave Telecom B             common  65332M103    2,550   1,000,000  SH          815,731     184,269     NO    815,731    184,269
Radio Unica Communications
  Corp                         common  75040Q106    2,090   1,266,535  SH          957,279     309,256     NO    957,279    309,256
Abercrombie & Fitch Co.        common  002896207    1,540      50,000  SH           40,794       9,206     NO     40,794      9,206
Laser Mortgage Mgt., Inc.      common  51806D100    1,308   1,137,600  SH        1,040,498      97,102     NO  1,040,498     97,102
Readers Digest Association     common  755267101    1,121      50,000  SH           40,793       9,207     NO     40,793      9,207
Alcon Inc                      common  H10301102    1,100      32,500  SH           32,500           0     NO     32,500          0
Travelers Property Casualty
  Corp                         common  89420G109    1,060      53,000  SH           53,000           0     NO     53,000          0
Birmingham Steel Corp          common  091250100    1,001   1,614,300  SH        1,367,954     246,346     NO  1,367,954    246,346
Mpower Holding Corp            common  62473L101       32     800,000  SH          657,682     142,318     NO    657,682    142,318
Telespectrum Worldwide         common  87951U109       25   1,489,500  SH        1,251,409     238,091     NO  1,251,409    238,091
Providian Financial 3.25%
  Due 8-15-05                  cnv     74406AAA0    7,425  11,000,000  PRN       9,384,000   1,616,000     NO  9,384,000  1,616,000
Encompass Services Corp 10.5%
  Due 05-01-09                 note    29255UAC8    2,970   5,500,000  PRN       4,666,000     834,000     NO  4,666,000    834,000
Providian Financial 4.0%
  Due 02-15-21                 note    74406AAB8    2,900  10,000,000  PRN       8,484,000   1,516,000     NO  8,484,000  1,516,000
Aames Financial Corp 9.125%
  Due 11-01-03                 cnv     00253AAD3    2,250   3,000,000  PRN       2,320,000     680,000     NO  2,320,000    680,000
Encompass Services Corp 10.5%
  Due 05-01-09                 note    120114AC7    1,080   2,000,000  PRN       1,698,000     302,000     NO  1,698,000    302,000
                                                  517,417


02740.0001 #328185